Share-based Compensation	12 Months Ended
Dec. 31, 2013
Share-based Compensation.
Share-based Compensation

9. Share-based Compensation

        The Company measures share-based compensation cost on the grant date at the fair value of the award and recognizes this cost as an expense over the grant recipients' requisite service periods.

        The following table presents the Company's share-based compensation expense by type of award:

	Years ended December 31,
	2011	2012	2013
Share options	$1,654,630	$792,691	$671,768
Non-vested restricted shares	342,123	1,413,789	1,470,677

Total share-based compensation	$1,996,753	$2,206,480	$2,142,445

        Prior to 2009, the Group did not grant share-based awards to employees, officers, directors or individual consultants and/or advisors who rendered services to the Group.

  2009 Share Incentive Plan

        On May 6, 2009, the Board of Directors of the Company approved the 2009 Share Incentive Plan, which authorized the issuance of options to purchase up to 45,000,000 ordinary shares to the Group's employees, directors, and consultants, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant. For the years ended December 31, 2009 and 2010, 10,500,000, 35,175,000 options were granted to the employees of the Group at exercise prices at $0.04 and $0.07, respectively, and these awards vest over a four-year period, with 25% of the options to vest on the each of the anniversary after the grant date. As of December 31, 2013, options to purchase 11,879,840 ordinary shares were outstanding under the Company's 2009 Share Incentive Plan.

  2010 Share Incentive Plan

        On June 13, 2010, the Board of Directors of the Company further approved the 2010 Share Incentive Plan, which authorized the issuance of options to purchase up to 55,000,000 ordinary shares to employees, directors, and consultants of the Group, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant.

        On January 4, 2011, the Company granted options to the employees of the Group and a third party consultant to purchase 16,665,000 and 2,500,000 of ordinary shares of the Company, respectively, at an exercise price of $0.36 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date. The 2,500,000 options were in provided exchange for consulting services which were to have been delivered over the next four years. In September 2011, the options granted to a third party consultant were forfeited as the underlying service contract was terminated.

        On May 24, 2011, the Company granted options to the directors and certain employees to purchase a total of 20,175,000 ordinary shares of the Company at an exercise price of $0.45 per share under the Company's 2010 Share Incentive Plan. These options vest over either a four or three year period, each with a graded vesting schedule, all commencing on May 24, 2011.

        On November 21, 2011, the Company granted options to an employee of the Group to purchase up to 150,000 ordinary shares at an exercise price of $0.26 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year requisite service period, with 25% of the options to vest on each anniversary after the grant date.

        On July 16, 2012, the Company granted options to employees and directors of the Group to purchase up to a total of 19,840,000 ordinary shares of the Company at an exercise price of $0.24 per share under the Company's 2010 Share Incentive Plan. These options vest over a four-year period, each with a graded vesting schedule, all commencing on July 16, 2012.

        On July 20, 2012, the Company granted options to directors of the Group to purchase up to a total of 3,600,000 ordinary shares of the Company at an exercise price of $0.20 per share under the Company's 2010 Share Incentive Plan. These options vest over a three year period, each with a graded vesting schedule, all commencing on July 20, 2012.

        As of December 31, 2013, options to purchase 16,120,000 ordinary shares were outstanding under the Company's 2010 Share Incentive Plan.

  2012 Share Incentive Plan

        On July 25, 2012, the Annual General Meeting of the Company further approved the 2012 Share Incentive Plan, which authorized the issuance of options to purchase up to 30,000,000 ordinary shares to employees, directors, and consultants of the Group, as determined by the Board of Directors of the Company. The maximum contractual term of the awards under this plan shall be no more than ten years from the date of grant. As of December 31, 2013, there were no options granted under the 2012 Share Incentive Plan.

  Share Options

        The weighted-average grant date fair value for options granted during the years ended December 31, 2011, 2012 and 2013 was $0.22, $0.12 and nil per share, respectively. 1,646,200, 9,639,780 and 10,412,700 options were exercised during the years ended December 31, 2011, 2012 and 2013, respectively. Total intrinsic value of options exercised for the years ended December 31, 2011, 2012 and 2013 was $266,516, $1,251,212, and $1,569,183, respectively.

        On March 30, 2012, 14,090,000 shares granted on January 4, 2011 and 14,700,000 shares granted on May 24, 2011 have been converted to restricted shares at a ratio of 3:1. This event was accounted for as a modification of share-based award with no incremental compensation cost recognized as the fair value of the restricted shares was not more than the fair value of the options canceled on the date of exchange.

        The fair value of the options was estimated using the Black-Scholes-Merton option-pricing model in 2011 and binomial option-pricing model in 2012. The risk-free interest rate for periods within the contractual life of the option is based on the yield of Chinese International Government Bond, which is denominated in U.S. dollars. The expected life of options granted represents the period of time that the options are expected to be outstanding and is based on option terms related to vesting schedule and option expiration date. Expected volatilities are based on the volatility of comparable companies with the time period commensurate with the expected time period.

        The key assumptions used in the Black-Scholes-Merton and binomial option-pricing model were as follows:

	2011	2012
Risk-free interest rate	1.11%-2.61%	2.51%-3.04%
Expected term	6-6.25 years	—
Contractual term	—	8.78-10 years
Expected volatility rate	55.00%-60.00%	54.57%-57.16%
Dividend yield	0%	0%

        In determining the fair value of the Company's ordinary shares underlying the options granted before the completion of the Company's IPO in 2011, the Company used generally accepted valuation methodologies, including the discounted cash flow approach and the guideline comparable method, which incorporates certain assumptions including the market performance of comparable listed companies as well as the financial results and growth trends of the Company, to derive the total equity value of the Company. The equity value is then allocated using the option pricing method under three scenarios, namely liquidation scenario, redemption scenario and IPO scenario (based on the terms of the preferred shares, share options and management's expectation on IPO event) to determine the fair value of ordinary shares. Under the option-pricing method, each class of stock is modeled as a call option with a distinct claim on the enterprise value of the Company. The main inputs to this model include equity value of the Company, exercise price, expected volatility, expected time to expiration, expected dividend yield, and risk free interest rate. With regard to the share options and restricted shares that were awarded on May 24, 2011, the Company used the mid-point of the price range set forth in the preliminary prospectus of IPO as the estimated fair value of ordinary shares.

        In determining the fair value of the Company's ordinary shares underlying the options granted after the IPO, the Company used the closing spot price of the Company on the principal exchange or system.

        A summary of the option activity for the year ended December 31, 2013 and the information regarding the options outstanding as of December 31, 2013 were as follows:

	Number of options	Weighted average exercise price	Weighted Average remaining contract terms	Aggregate intrinsic value
Options outstanding at January 1, 2013	46,921,360	$0.14
Granted	—	$—
Forfeited	(8,508,820)	$0.16
Conversion to restricted shares	—	$—
Exercised	(10,412,700)	$0.08

Options outstanding at December 31, 2013	27,999,840	$0.16	7.5 years	2,565,529

Options vested or expected to vest at December 31, 2013	26,599,848	$0.16	7.5 years	2,437,252

Options exercisable at December 31, 2013	12,051,090	$0.13	7.0 years	1,561,389

        As of December 31, 2013, there was $1,208,282 in total unrecognized compensation expense related to unvested options granted under the share incentive plans, which is expected to be recognized over a weighted-average period of 2.2 years.

  Non-vested Restricted Shares

        On May 24, 2011 and July 16, 2012, the Company granted 4,500,000 and 400,000 non-vested restricted shares to its employees and officers for no consideration, respectively, under the Company's 2010 Share Incentive Plan. These restricted shares will vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date. The fair value of non-vested restricted shares was computed based on the fair value of the Group's ordinary shares on the grant date.

        On June 1, 2012, Shanghai Taomee granted a co-founder and senior management of Guangdong Taomee a 15% equity interest in Guangdong Taomee in the form of non-vested restricted shares. These restricted shares will vest over a three-year requisite service period, with 33.3% to vest on each anniversary after the grant date. The fair value of non-vested restricted shares was determined based on estimated fair value of Guangdong Taomee on the grant date. The Company recorded $46,072 and $80,571 compensation expense related to these non-vested restricted shares in 2012 and 2013. As of December 31, 2013, there was $114,439 unrecognized compensation expense to be recognized over the weighted-average period of 1.5 years.

        On September 4, November 5, and December 11, 2013, the Company granted a total of 10,190,000, 4,800,000 and 394,560 non-vested restricted shares to employees, officers and an external consultant at par value, respectively, under the Company's 2010 Share Incentive Plan. These restricted shares will vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date. The fair value of non-vested restricted shares granted to employees and officers was computed based on the fair value of the Group's ordinary shares on the grant date, while the fair value of non-vested restricted shares granted to an external consultant was re-measured at the end of each reporting period until the services being provided is completed.

        A summary of the non-vested restricted shares activities under share incentive plan for the year ended December 31, 2013 and the information regarding the restricted shares outstanding as of December 31, 2013 were as follows:

	Number of Non-vested Restricted Shares	Weighted average grant-date fair value
Non-vested as of January 1, 2013	8,649,648	0.60
Granted	15,384,560	0.25
Forfeited	(2,330,747)	0.54
Vested	(2,663,047)	0.59

Non-vested as of December 31, 2013	19,040,414	0.32

        As of December 31, 2013, there was $4,785,797 of total unrecognized compensation expense related to non-vested restricted shares granted under 2010 share incentive plan, which is expected to be recognized over a weighted-average period of 3.0 years.